Trade and Other Payables - Schedule of Trade and Other Payable (Details) - Zeecol Limited [Member] - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Trade payables		$ 15,059		$ 11,838
Accruals		39,309
Total trade payables	$ 598,167	$ 54,368	$ 30,158	$ 11,838